Condensed Balance Sheets (Parenthetical) (Detail)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Parent USD ($)	Dec. 31, 2012 Parent
Condensed Balance Sheet Statements, Captions [Line Items]
Redeemable ordinary shares, par value	$ 0.0001			$ 0.0001
Redeemable ordinary shares, shares issued	20,070,375	20,070,375	20,070,375	20,070,375	20,070,375
Redeemable ordinary shares, shares outstanding	20,070,375	20,070,375	20,070,375	20,070,375	20,070,375
Ordinary shares, par value	$ 0.0001			$ 0.0001
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Ordinary shares, shares issued	431,525,432	431,525,432	423,395,432	431,525,432.0	423,395,432.0
Ordinary shares, shares outstanding	431,525,432	431,525,432	423,395,432	431,525,432.0	423,395,432.0